CHANGES IN OPERATING ASSETS AND LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CHANGES IN OPERATING ASSETS AND LIABILITIES
Accounts receivable and other	(789)	(122)	121
Accounts receivable from affiliates	(53)	43	(17)
Inventory	(315)	42	93
Deferred amounts and other assets	(25)	(380)	(322)
Accounts payable and other	832	(319)	421
Accounts payable to affiliates	46	(48)	41
Interest payable	25	15	7
Other long-term liabilities	(130)	109	57
Changes in operating assets and liabilities	(409)	(660)	401